SIIT Multi-Asset Real Return Fund
SIIT Multi-Asset Real Return Fund
Investment Goal
Total return exceeding the rate of inflation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SIIT Multi-Asset Real Return Fund SIIT Multi-Asset Real Return Fund - Class A
Management Fees of the Fund	0.55%
Management Fees of the Subsidiary	none
Total Management Fees	0.55%
Distribution (12b-1) Fees	none
Other Expenses of the Fund	0.22%
Other Expenses of the Subsidiary	none
Interest Expense on Reverse Repurchase Agreements	0.03%
Total Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.80%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
SIIT Multi-Asset Real Return Fund | SIIT Multi-Asset Real Return Fund - Class A | USD ($)	82	255	444	990

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a multi-manager approach under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser), allocating its assets among one or more Sub-Advisers using different investment strategies designed to produce a total return that exceeds the rate of inflation in the U.S. Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC.

Under normal circumstances, the Fund will pursue its investment goal by selecting investments from a broad range of asset classes, including fixed income and equity securities and commodity linked instruments. The Fund seeks "real return" (i.e., total returns that exceed the rate of inflation over a full market cycle, regardless of market conditions). The Fund may invest in U.S. and non-U.S. dollar-denominated securities.

Fixed income securities may include: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers' acceptances and bank notes; (ii) obligations of foreign governments; (iii) Treasury Inflation-Protected Securities (TIPS) and other inflation-linked debt securities; (iv) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase and reverse repurchase agreements with highly rated counterparties (those rated A or better); and (v) securitized issues such as residential and commercial mortgage-backed securities, asset-backed securities and collateralized debt obligations. The Fund may invest in debt securities of any credit quality, including those rated below investment grade (junk bonds) or, if unrated, of equivalent credit quality, as determined by the Fund's managers. The Fund may invest in securities with a broad range of maturities. The Fund may also enter into reverse repurchase agreements with respect to its investment in TIPS. In an attempt to generate excess returns, when the Fund enters into such a TIPS reverse repurchase agreement it will use the cash received to enter into a short position on U.S. Treasury bonds.

Equity securities may include common or preferred stocks, warrants, rights, depositary receipts, equity-linked securities and other equity interests. The Fund may invest in securities of issuers of any market capitalization and may invest in both foreign and domestic equity securities. In addition to direct investment in securities and other instruments, the Fund may invest in exchange-traded funds (ETFs). The Fund may also invest in real estate investment trusts (REITs) and U.S. and non-U.S. real estate companies.

A portion of the Fund's assets may also be invested in commodity-linked securities to provide exposure to the investment returns of the commodities markets without investing directly in physical commodities. Commodity-linked securities include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Fund may also invest in equity and debt securities of issuers in commodity-related industries. The Fund may also seek to gain long and short exposure to the commodity markets, in whole or in part, through investments in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The Subsidiary, unlike the Fund, may invest to a significant extent in long and short positions in commodities, commodity contracts, commodity investments and derivative instruments. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by SIMC.

The Fund may also purchase or sell futures contracts, options, forward contracts and swaps for return enhancement or hedging purposes. Futures contracts, forward contracts and swaps are used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments. The Fund may purchase or sell futures contracts and options on U.S. Government securities for return enhancement.

Interest rate swaps are further used to manage the Fund's interest rate risk. Swaps on indices are used to manage the inflation-adjusted return of the Fund. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities.

The Sub-Adviser(s) may seek to enhance the Fund's return by actively managing the Fund's currency exposure. In managing the Fund's currency exposure, the Sub-Adviser(s) may buy and sell currencies (i.e., take long or short positions) through the use of cash, securities and/or currency-related derivatives, including, without limitation, currency forward contracts, futures contracts, swaps and options. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

The Sub-Adviser(s) may engage in short sales in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When a Sub-Adviser(s) sells securities short, it may invest the proceeds from the short sales in an attempt to enhance returns. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

Due to its investment strategy, the Fund may buy and sell securities frequently.

Principal Risks

The success of the Fund's investment strategy depends both on SIMC's selection of the Sub-Adviser(s) and allocation of assets to such Sub-Adviser(s). The Sub-Adviser(s) may be incorrect in assessing market trends or the value or growth capability of particular securities or asset classes. In addition, the methodology by which SIMC allocates the Fund's assets to the Sub-Adviser(s) may not achieve desired results and may cause the Fund to lose money or underperform other comparable mutual funds.

The Sub-Adviser(s) and any underlying funds in which it invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to achieve those investment strategies. The principal risks of using such investment strategies and making investments in such asset classes, securities and other investments are set forth below. Because an underlying fund's use of an investment strategy or investment in an asset class, security or other investment is subject to the same or similar risks as the Fund's use of such strategy or investment in such asset class, security or other investment, the term "the Fund" in the paragraphs below collectively refers to both the Fund and each underlying fund.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as "high yield bonds," but there is no guarantee that an investment in these securities will result in a high rate of return.

Commodity Investments and Derivatives Risk — Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer's financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Commodity-Linked Securities Risk — Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer's financial structure or the performance of unrelated businesses.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies and the Fund's active management of its currency exposures, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund's active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Derivatives Risk — The Fund's use of futures, forwards, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage, liquidity and market risk are described below. Many over-the-counter ("OTC") derivative instruments will not have liquidity beyond the counterparty to the instrument. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of over-the-counter forwards, options and swaps is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability or may otherwise adversely affect their value or performance.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Issuer Risk — The risk that issuers in foreign countries face political and economic events unique to those countries. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, will generally fluctuate in response to changes in "real" interest rates, decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government Securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Company Risk — When the Fund invests in an investment company, it will bear a pro rata portion of the investment company's expenses in addition to directly bearing the expenses associated with its own operations. Furthermore, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities.

Investment in the Subsidiary Risk — The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Leverage Risk — The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interests may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate are described above. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Short Sales Risk — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Fund's share price.

Small and Medium Capitalization Risk — The small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, smaller companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over the counter or listed on an exchange.

Tax Risk — The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which invests in commodity investments and derivative instruments. To the extent the Fund invests in such instruments directly, it will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund's taxable income or gains and distributions.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

Performance Information

The Fund commenced operations on July 29, 2011. The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance for the past two calendar years, and by showing how the Fund's average annual returns for 1 year and since the Fund's inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 2.87% (9/30/12) Worst Quarter: -5.51% (6/30/13) The Fund's total return from January 1, 2015 to June 30, 2015 was 1.06%.
Average Annual Total Returns (for the periods ended December 31, 2014)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Average Annual Returns - SIIT Multi-Asset Real Return Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
SIIT Multi-Asset Real Return Fund - Class A	Return Before Taxes	(4.01%)	(3.78%)		Jul. 29, 2011
After Taxes on Distributions | SIIT Multi-Asset Real Return Fund - Class A	Return After Taxes on Distributions	(4.81%)	(4.07%)
After Taxes on Distributions and Sale of Fund Shares | SIIT Multi-Asset Real Return Fund - Class A	Return After Taxes on Distributions and Sale of Fund Shares	(2.21%)	(2.93%)
Barclays Capital 1-5 Year U.S. TIPS Index Return (reflects no deduction for fees, expenses or taxes)	Barclays Capital 1-5 Year U.S. TIPS Index Return (reflects no deduction for fees, expenses or taxes)	(1.13%)	(0.39%)	[1]	Jul. 31, 2011
[1]	Index returns are shown from July 31, 2011.